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[AIM LOGO APPEARS HERE]


A I M Advisors, Inc.
A subsidiary of A I M Management Group Inc.


   August 5, 1997


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM International Funds, Inc.
        CIK No. 0000880859

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM International Funds, Inc. (the "Fund") that the form of Prospectus relating to AIM International Equity Fund, the form of Prospectus relating to AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund and the form of Statement of Additional Information relating to AIM Asian Growth Fund, AIM European Development Fund (AIM Asian Growth Fund and AIM European Development Fund are not available for sale at this time), AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A. Such Post-Effective
   Amendment No. 12 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on August 4, 1997.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1639.

   Very truly yours,

   /s/ P. MICHELLE GRACE

   P. Michelle Grace
   Counsel


P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
713-626-1919